Other Current Liabilities	12 Months Ended
Mar. 31, 2022
Other Current Liabilities [Abstract]
Other Current Liabilities
29)	OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2021	2022
Statutory liabilities	11,261	16,049
Employee related payables	6,914	6,053
Refund due to customers	49,527	35,970
Deferred income	576	384
Other liabilities (related to Hotel Travel Group) (refer note 32)	—	8,680
Other liabilities (related to business combination) (refer note 7 (b))	5,473	5,266
Total	73,751	72,402